CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 6,066	$ 7,252
Trade receivables (net of allowance for doubtful accounts of $ 1,281 and $ 1,053 at December 31, 2016 and 2015, respectively)	11,464	9,494
Other accounts receivable and prepaid expenses (Note 3)	2,504	1,596
Inventories (Note 4)	5,242	4,697
Current assets of discontinued operation (Note 18)	0	11,616
Total current assets	25,276	34,655
LONG-TERM ASSETS:
Long-term loan to related party	831	0
Long-term accounts receivable	564	490
Severance pay fund (Note 2r)	2,878	2,740
Property and equipment, net (Note 5)	5,614	3,278
Other intangible assets, net (Note 6)	2,178	443
Goodwill (Note 7)	38,107	31,388
Deferred tax asset (Note 17)	1,433	3,086
Long term assets of discontinued operation (Note 19)	0	27,358
Total long-term assets	51,605	68,783
Total assets	76,881	103,438
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long-term loans (Note 8)	4,836	4,820
Trade payables	7,116	4,651
Deferred revenues and customer advances	1,037	671
Other accounts payable and accrued expenses (Note 9)	6,839	5,168
Current liabilities of discontinued operation (Note 18)	0	15,142
Total current liabilities	19,828	30,452
LONG-TERM LIABILITIES:
Long-term loans from banks (Note 10)	10,182	8,385
Deferred taxes and other long-term liabilities (Note 11)	976	258
Accrued severance pay (Note 2r)	3,206	3,345
Long term liabilities of discontinued operation (Note 18)	0	5,963
Total long term liabilities	14,364	17,951
COMMITMENTS AND CONTINGENT LIABILITIES (Note 12)
Pointer Telocation Ltd’s shareholders’ equity:
Share capital (Note 13) - Ordinary shares of NIS 3 par value - Authorized: 16,000,000 shares at December 31, 2016 and 2015; Issued and outstanding: 7,873,919 and 7,784,644 shares at December 31, 2016 and 2015, respectively	5,837	5,770
Additional paid-in capital	128,438	128,410
Accumulated other comprehensive loss	(5,633)	(6,254)
Accumulated deficit	(86,115)	(71,822)
Total Pointer Telocation Ltd’s shareholders’ equity	42,527	56,104
Non-controlling interest	162	(1,069)
Total equity	42,689	55,035
Total liabilities and equity	$ 76,881	$ 103,438